S000010792 [Member] Annual Fund Operating Expenses - Columbia Select Mid Cap Value Fund	Feb. 28, 2025
Class Inst2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	0.80%	[2]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.88%	[2]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.13%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.88%	[2]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.38%	[2]
Class Inst
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.88%	[2]
Class Inst3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.75%	[2]

[1]	Other expenses have been restated to reflect current fees paid by the Fund and Other expenses for Class S shares are based on estimated amounts for the Fund’s current fiscal year.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.